LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
LEASE LIABILITIES
Schedule of changes in lease liabilities

	2019	2018
		(restated,
		note 1(b))
Balance at beginning of year	$122.6	$143.4
Lease obligations financing right-of-use assets	27.5	14.1
Repayments	(35.9)	(34.9)
Balance at end of year	$114.2	$122.6

Schedule of repayments of lease liabilities over the coming years

2020	$29.4
2021	22.1
2022	16.8
2023	14.9
2024	10.2
2025 and thereafter	20.8